Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (1,198)
Interest expense	37	€ 65	€ 9
Other			1
Net defined benefit liability (asset) at end of period	(461)	(1,198)
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	27,770	1,451
Interest expense	855	927
Administrative expenses and interest on asset ceiling	(18)	(20)
Settlements	(23)	(11)
Total	814	896
Return on plan assets, excluding amounts included in interest income	1,589	1,340
Total	1,589	1,340
Translation differences	(2,907)	518
Employer contribution	160	116
Contributions from plan participants	135	144
Benefit payments from plans	(2,016)	(2,125)
Acquisitions through business combinations		25,352
Other	(10)	78
Total	(4,638)	24,083
Net defined benefit liability (asset) at end of period	25,535	27,770	1,451
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,252
Net defined benefit liability (asset) at end of period	2,418	2,252
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	22,301	57
Interest expense	738	774
Administrative expenses and interest on asset ceiling	(17)	(19)
Settlements	(12)	(5)
Total	709	750
Return on plan assets, excluding amounts included in interest income	1,369	947
Total	1,369	947
Translation differences	(2,725)	709
Employer contribution	28	32
Benefit payments from plans	(1,555)	(1,595)
Acquisitions through business combinations		21,571
Section 420 Transfer	(160)	(172)
Other		2
Total	(4,412)	20,547
Net defined benefit liability (asset) at end of period	19,967	22,301	57
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,482)
Net defined benefit liability (asset) at end of period	(1,986)	(2,482)
United States Post-retirement benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	579
Interest expense	16	18
Total	16	18
Return on plan assets, excluding amounts included in interest income	37	6
Total	37	6
Translation differences	(71)	16
Employer contribution	3	10
Contributions from plan participants	111	124
Benefit payments from plans	(303)	(366)
Acquisitions through business combinations		599
Section 420 Transfer	160	172
Total	(100)	555
Net defined benefit liability (asset) at end of period	532	579
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(968)
Net defined benefit liability (asset) at end of period	(893)	(968)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	4,890	1,394
Interest expense	101	135
Administrative expenses and interest on asset ceiling	(1)	(1)
Settlements	(11)	(6)
Total	89	128
Return on plan assets, excluding amounts included in interest income	183	387
Total	183	387
Translation differences	(111)	(207)
Employer contribution	129	74
Contributions from plan participants	24	20
Benefit payments from plans	(158)	(164)
Acquisitions through business combinations		3,182
Other	(10)	76
Total	(126)	2,981
Net defined benefit liability (asset) at end of period	€ 5,036	€ 4,890	€ 1,394